August 4, 1997

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Colonial Trust IV (Trust)
         Colonial Municipal Money Market Fund (Fund)
         File Nos. 811-2865 and 2-62492

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information dated August 1, 1997 for the Fund does not differ from that contained in Post-Effective Amendment No. 46 (Amendment) to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on July 31, 1997.

Very truly yours,

COLONIAL TRUST I
 on behalf of Colonial Muncipal Money Market Fund



By:Ellen Harrington
     Assistant Secretary

cc:        Nick Antoun
           Erica Edson
           Bob Leveille
           John Loder
           Peter MacDougall
           Jack McGinnis (Ernst & Young)
           Nicolette Parrish (Stein Roe)
           Mary Catherine Telman
           Dianna Sullivan (2)
           Veronica Wallace (Stein Roe)
           Stacy Winnick (Stein Roe)
           Deborah Young (2)